Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss/(gain) on derivative financial instruments	(3,046)	6,758
Loss/(gain) on derivative financial instruments	1,375	(5,200)
Ineffective portion of derivatives financial instruments accounted for as hedges	(32)	(30)
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss/(gain) on derivative financial instruments	1,589	(5,407)
Total realized loss/(gain) on derivative financial instruments	(1,665)	1,558
Loss/(gain) on derivative financial instruments	(76)	(3,849)
Not Designated as Hedging Instrument | Interest rate swaps
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss/(gain) on derivative financial instruments	(1,797)	(1,598)
Total realized loss/(gain) on derivative financial instruments	1,962	2,024
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss/(gain) on derivative financial instruments	3,386	(3,809)
Total realized loss/(gain) on derivative financial instruments	(3,627)	(466)
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Ineffective portion of derivatives financial instruments accounted for as hedges	1,451	(1,351)